Stockholders' Equity	6 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
Stockholders' Equity
6.	Stockholders’ Equity
Details of the Company’s common stock and preferred stock are discussed in Note 8 of the 2024 Consolidated Financial Statements and are supplemented by the below new activities in the six-month
period ended June 30, 2025.
Preferred Shares:
Aggregate dividends of $0.9 million were paid on the Company’s 795,878 Series A Preferred Shares during the six-month period ended June 30, 2025.